                                                            OMB APPROVAL
                                                        OMB Number: 3235-006
                                                     Expires: February 28, 1994
                         UNITED STATES               Estimated average burden
            SECURITIES AND EXCHANGE COMMISSION      hours per form ...... 24.60
                   Washington, D.C. 20549

                                                              SEC USE ONLY

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31st, 2005.

                (Please read instructions before preparing form.)

If amended report check here: [ ]
Todd Investment Advisors,  Inc.
_______________________________________________________________________________
Name of Institutional Investment Manager

101 South Fifth Street, Suite 3160            Louisville,     KY        40202
_______________________________________________________________________________
Business Address         (Street)         (City)        (State)     (Zip)

Bosworth M. Todd        (502) 585-3121          Chairman
_______________________________________________________________________________
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

      The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamend- ed items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 22nd day of April, 2005.

                                TODD INVESTMENT ADVISORS,  INC.
                                _______________________________________________
                                     (Name of Institutional Investment Manager)

                                         Bosworth M. Todd
                                _______________________________________________
                                    (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

Name:                                           13f file No.:
-----                                           -------------
1. Todd Investment Advisors, Inc. 28-834
___________________________________________  _____________________
2.
___________________________________________  _____________________
3.
___________________________________________  _____________________
4.
___________________________________________  _____________________
5.
___________________________________________  _____________________
6.
___________________________________________  _____________________
7.
___________________________________________  _____________________
8.
___________________________________________  _____________________
9.
___________________________________________  _____________________
10.
___________________________________________  _____________________

                                                                  SEC 1685(5/91)

FORM 13F SUMMARY PAGE

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                                         0
FORM 13F INFORMATION TABLE ENTRY TOTAL:                                  123
FORM 13F INFORMATION TABLE VALUE TOTAL:                            2,218,656

LIST OF OTHER INCLUDED MANAGERS:
NO.                                    13F FILE NUMBER      NAME

                                    FORM 13F                     (SEC USE ONLY)

           Name of Reporting Manager          Todd Investment Advisors

                                                                   Item 6:
                                                             Investment Discretion
                     Item 2:            Item 4:   Item 5:  --------------------------                            Item 8:
                      Title   Item 3:    Fair    Shares of       (b) Shared-            Item 7:         Voting Authority ( Shares)
    Item 1:            of      CUSIP    Market   Principal (a) Sole As Defined Shared  Managers        ----------------------------
Name of Issuer        Class   Number    Value      Amount        in Inst. Other       See Inst. V      (a) Sole (b) Shared (c) None
-------------------  ------- --------- --------- --------- -------------------------- -----------      -------- ---------- --------
3M CO                Common  88579Y101   2,585      30,169                                               23,715                6,454

ABBOTT LABS          Common  002824100   1,443      30,956                                                9,656               21,300

AEGON N V            Common  007924103     182      13,520                                                    0               13,520

AGILENT
TECHNOLOGIES INC     Common  00846U101   6,068     273,335                                                  300              273,035

ALCOA INC            Common  013817101     459      15,110                                               15,110                    0

ALTRIA GROUP INC     Common  02209S103  49,305     754,013                                              222,593              531,420

AMERICAN EXPRESS CO  Common  025816109   1,164      22,660                                               22,660                    0

AMERICAN INTL
GROUP INC            Common  026874107  10,248     184,951                                               36,777              148,174

ANHEUSER BUSCH
COS INC              Common  035229103  19,732     416,365                                              203,290              213,075

APPLIED MATLS INC    Common  038222105  10,793     664,195                                              344,575              319,620

ARCHSTONE SMITH TR   Common  039583109   4,478     131,280                                              113,830               17,450

ASHLAND INC          Common  044204105     341       5,052                                                5,052                    0

AVON PRODS INC       Common  054303102     919      21,400                                                3,000               18,400

BANK OF AMERICA
CORP                 Common  060505104  76,214   1,728,204                                              541,602            1,186,602

BELLSOUTH CORP       Common  079860102   1,043      39,690                                               12,790               26,900

BEST BUY INC         Common  086516101  55,748   1,032,180                                              308,750              723,430

BOEING CO            Common  097023105     869      14,860                                               14,860                    0

                                    FORM 13F                     (SEC USE ONLY)

       Name of Reporting Manager          Todd Investment Advisors

                                                                   Item 6:
                                                             Investment Discretion
                     Item 2:            Item 4:   Item 5:  --------------------------                            Item 8:
                      Title   Item 3:    Fair    Shares of       (b) Shared-            Item 7:         Voting Authority ( Shares)
    Item 1:            of      CUSIP    Market   Principal (a) Sole As Defined Shared  Managers        ----------------------------
Name of Issuer        Class   Number    Value      Amount        in Inst. Other       See Inst. V      (a) Sole (b) Shared (c) None
-------------------  ------- --------- --------- --------- -------------------------- -----------      -------- ---------- --------
                                        241,591

BP PLC               Common  055622104   47,038    753,810                                             338,878              414,932

BRISTOL MYERS
SQUIBB CO            Common  110122108   22,123    868,924                                             328,970              539,954

BROWN FORMAN CL B    Common  115637209      684     12,500                                               1,600               10,900

BURLINGTON RES INC   Common  122014103    1,563     31,210                                              31,210                    0

CAPITAL ONE FINL
CORP                 Common  14040H105   11,515    154,000                                                   0              154,000

CARDINAL HEALTH INC  Common  14149Y108   23,639    423,642                                             199,485              224,157

CATERPILLAR INC DEL  Common  149123101    1,853     20,260                                              20,260                    0

CHEVRONTEXACO CORP   Common  166764100   40,964    702,525                                             297,433              405,092

CINCINNATI FINL
CORP                 Common  172062101      398      9,135                                                 210                8,925

CISCO SYS INC        Common  17275R102   31,442  1,757,500                                             653,790            1,103,710

CITIGROUP INC        Common  172967101   63,827  1,420,262                                             466,532              953,730

COCA COLA CO         Common  191216100    8,092    194,181                                              29,665              164,516

COLGATE PALMOLIVE
CO                   Common  194162103      261      5,000                                                   0                5,000

COMPUTER ASSOC
INTL INC             Common  204912109    9,100    335,777                                                  11              335,766

COMPUTER SCIENCES
CORP                 Common  205363104   35,143    766,472                                             260,639              505,833

CONOCOPHILLIPS       Common  20825C104   95,487    885,455                                             237,343              648,112

                                    FORM 13F                     (SEC USE ONLY)

            Name of Reporting Manager          Todd Investment Advisors

                                                                   Item 6:
                                                             Investment Discretion
                     Item 2:            Item 4:   Item 5:  --------------------------                            Item 8:
                      Title   Item 3:    Fair    Shares of       (b) Shared-            Item 7:         Voting Authority ( Shares)
    Item 1:            of      CUSIP    Market   Principal (a) Sole As Defined Shared  Managers        ----------------------------
Name of Issuer        Class   Number    Value      Amount        in Inst. Other       See Inst. V      (a) Sole (b) Shared (c) None
-------------------  ------- --------- --------- --------- -------------------------- -----------      -------- ---------- --------
DEERE & CO           Common  244199105   25,750   383,585                                              145,170             238,415

                                        418,879

DISNEY WALT CO       Common  254687106    1,027    35,760                                               31,160               4,600

DOMINION RES INC
VA NEW               Common  25746U109   49,962   671,259                                              215,504             455,755

DOVER CORP           Common  260003108      702    18,580                                               10,180               8,400

DOW CHEM CO          Common  260543103   28,425   570,219                                              241,182             329,037

DU PONT E I DE
NEMOURS &            Common  263534109    1,429    27,892                                               23,950               3,942

DUKE ENERGY CORP     Common  264399106   14,901   532,000                                                    0             532,000

DUKE REALTY CORP     Common  264411505      949    31,780                                                8,270              23,510

EMERSON ELEC CO      Common  291011104   39,758   612,320                                              170,520             441,800

ENGELHARD CORP       Common  292845104    8,261   275,100                                                1,500             273,600

EQUITY OFFICE
PROPERTIES           Common  294741103    4,184   138,855                                              120,388              18,467

EQUITY RESIDENTIAL   Common  29476L107    4,663   144,769                                              134,529              10,240

EXXON MOBIL CORP     Common  30231G102    8,604   144,355                                               51,092              93,263

FEDERAL REALTY
INVT TR              Common  313747206    7,978   165,000                                                    0             165,000

FIRST DATA CORP      Common  319963104   35,076   892,299                                              283,701             608,598

FIRST INDUSTRIAL
REALTY               Common  32054K103    3,879   102,540                                               86,690              15,850

                                    FORM 13F                     (SEC USE ONLY)

      Name of Reporting Manager          Todd Investment Advisors

                                                                   Item 6:
                                                             Investment Discretion
                     Item 2:            Item 4:   Item 5:  --------------------------                            Item 8:
                      Title   Item 3:    Fair    Shares of       (b) Shared-            Item 7:         Voting Authority ( Shares)
    Item 1:            of      CUSIP    Market   Principal (a) Sole As Defined Shared  Managers        ----------------------------
Name of Issuer        Class   Number    Value      Amount        in Inst. Other       See Inst. V      (a) Sole (b) Shared (c) None
-------------------- ------- --------- --------- --------- -------------------------- -----------      -------- ---------- --------
FLEXTRONICS INTL
LTD                  Common  Y2573F102    1,134     94,148                                              80,010               14,138

FORD MTR CO DEL      Common  345370860    4,995    440,875                                              29,775              411,100

                                        215,927

GANNETT INC          Common  364730101   16,686    211,000                                                   0              211,000

GENERAL ELEC CO      Common  369604103   74,768  2,073,444                                             661,247            1,412,197

GENERAL MTRS CORP    Common  370442105    2,318     78,860                                              78,860                    0

HEINZ H J CO         Common  423074103   10,756    291,970                                               4,220              287,750

HERSHEY FOODS
CORP                 Common  427866108      242      4,000                                                   0                4,000

HEWLETT PACKARD CO   Common  428236103   22,426  1,022,165                                              44,240              977,925

HILLENBRAND INDS INC Common  431573104      200      3,612                                                 500                3,112

HOME DEPOT INC       Common  437076102   34,534    903,083                                             330,313              572,770

HONDA MOTOR LTD      Common  438128308    6,868    274,279                                             256,894               17,385

HONEYWELL INTL INC   Common  438516106    1,990     53,477                                              38,447               15,030

HSBC HLDGS PLC       Common  404280406   10,620    133,750                                                   0              133,750

INTEL CORP           Common  458140100      948     40,800                                              30,260               10,540

INTERNATIONAL
BUSINESS M           Common  459200101    2,593     28,376                                              20,360                8,016

INTL PAPER CO        Common  460146103    5,708    155,164                                                 164              155,000

                                    FORM 13F                     (SEC USE ONLY)

       Name of Reporting Manager          Todd Investment Advisors

                                                                   Item 6:
                                                             Investment Discretion
                     Item 2:            Item 4:   Item 5:  --------------------------                            Item 8:
                      Title   Item 3:    Fair    Shares of       (b) Shared-            Item 7:         Voting Authority ( Shares)
    Item 1:            of      CUSIP    Market   Principal (a) Sole As Defined Shared  Managers        ----------------------------
Name of Issuer        Class   Number    Value      Amount        in Inst. Other       See Inst. V      (a) Sole (b) Shared (c) None
-------------------  ------- --------- --------- --------- -------------------------- -----------      -------- ---------- --------
JEFFERSON PILOT
CORP                 Common  475070108   12,591    256,705                                              92,915              163,790

JOHNSON & JOHNSON    Common  478160104    4,248     63,250                                              28,440               34,810

JPMORGAN & CHASE
& CO                 Common  46625H100   22,929    662,699                                              40,263              622,436

                                        230,425

KENTUCKY BANCSHARES
INC                  Common  491203105      248      8,400                                               8,400                    0

KERR MCGEE CORP      Common  492386107   36,324    463,728                                             140,998              322,730

KEYSPAN CORP         Common  49337W100   42,141  1,081,366                                             309,476              771,890

KIMBERLY CLARK CORP  Common  494368103   78,445  1,193,448                                             339,068              854,380

KOHLS CORP           Common  500255104   18,081    350,200                                                   0              350,200

LEXMARK INTL CL A    Common  529771107      798      9,980                                               9,980                    0

LILLY ELI & CO       Common  532457108      243      4,670                                               4,670                    0

MACK CALI RLTY CORP  Common  554489104    2,094     49,445                                              47,895                1,550

MBIA INC             Common  55262C100    7,656    146,441                                              12,929              133,512

MBNA CORP            Common  55262L100   45,970  1,872,495                                             603,503            1,268,992

MCDONALDS CORP       Common  580135101   20,791    667,655                                             168,405              499,250

MCKESSON CORP        Common  58155Q103   21,239    562,613                                             263,473              299,140

MEDCO HEALTH
SOLUTIONS I          Common  58405U102    3,441     69,420                                              12,889               56,531

                                    FORM 13F                     (SEC USE ONLY)

       Name of Reporting Manager          Todd Investment Advisors

                                                                   Item 6:
                                                             Investment Discretion
                     Item 2:            Item 4:   Item 5:  --------------------------                            Item 8:
                      Title   Item 3:    Fair    Shares of       (b) Shared-            Item 7:         Voting Authority ( Shares)
    Item 1:            of      CUSIP    Market   Principal (a) Sole As Defined Shared  Managers        ----------------------------
Name of Issuer        Class   Number    Value      Amount        in Inst. Other       See Inst. V      (a) Sole (b) Shared (c) None
-------------------  ------- --------- --------- --------- -------------------------- -----------      -------- ---------- --------
MERCK & CO INC       Common  589331107    2,901     89,613                                              83,000                6,613

MGIC INVT CORP WIS   Common  552848103   33,585    544,596                                             206,446              338,150

MICROSOFT CORP       Common  594918104   75,943  3,142,036                                             887,966            2,254,070

NATIONAL CITY CORP   Common  635405103    2,528     75,459                                               7,200               68,259

                                        392,428

NEENAH PAPER INC     Common  640079109      839     24,941                                                  32               24,909

NORFOLK SOUTHERN
CORP                 Common  655844108      421     11,358                                               3,775                7,583

ORACLE CORP          Common  68389X105    5,099    408,575                                             389,185               19,390

PEPSICO INC          Common  713448108    2,125     40,065                                              38,765                1,300

PFIZER INC           Common  717081103   42,394  1,613,788                                             426,878            1,186,910

PNC FINL SVCS
GROUP INC            Common  693475105    8,663    168,275                                             154,801               13,474

PRAXAIR INC          Common  74005P104      224      4,680                                               4,680                    0

PROCTER & GAMBLE CO  Common  742718109    2,957     55,793                                              28,497               27,296

RAYTHEON CO          Common  755111507    9,938    256,800                                                 100              256,700

REGIONS FINANCIAL
CORP N               Common  7591EP100   17,480    539,520                                                   0              539,520

REYNOLDS AMERICAN
INC                  Common  761713106      935     11,600                                              11,600                    0

ROYAL DUTCH PETE CO  Common  780257804   37,757    628,864                                                 300              628,564

                                    FORM 13F                     (SEC USE ONLY)

       Name of Reporting Manager          Todd Investment Advisors

                                                                   Item 6:
                                                             Investment Discretion
                     Item 2:            Item 4:   Item 5:  --------------------------                            Item 8:
                      Title   Item 3:    Fair    Shares of       (b) Shared-            Item 7:         Voting Authority ( Shares)
    Item 1:            of      CUSIP    Market   Principal (a) Sole As Defined Shared  Managers        ----------------------------
Name of Issuer        Class   Number    Value      Amount        in Inst. Other       See Inst. V      (a) Sole (b) Shared (c) None
-------------------  ------- --------- --------- --------- -------------------------- -----------      -------- ---------- --------
S Y BANCORP INC      Common  785060104      786     35,748                                              35,748                    0

SARA LEE CORP        Common  803111103      955     43,090                                              10,920               32,170

SBC COMMUNICATIONS
INC                  Common  78387G103   36,727  1,550,316                                             499,841            1,050,475

SCHERING PLOUGH
CORP                 Common  806605101      418     23,040                                               2,540               20,500

SCHLUMBERGER LTD     Common  806857108    7,224    102,500                                               2,000              100,500

                                        174,942

SHERWIN WILLIAMS
CO                   Common  824348106      264      6,000                                                   0                6,000

SIMON PPTY GROUP
INC NEW              Common  828806109    3,193     52,700                                              39,100               13,600

SOUTHERN CO          Common  842587107      483     15,170                                                 870               14,300

STATE STR CORP       Common  857477103      437     10,000                                               2,300                7,700

SUNGARD DATA
SYS INC              Common  867363103   26,387    764,830                                             151,980              612,850

TARGET CORP          Common  87612E110   84,262  1,684,559                                             406,874            1,277,685

TEXAS INSTRS INC     Common  882508104   21,339    837,158                                             208,708              628,450

UNION PAC CORP       Common  907818108   31,666    454,322                                             191,242              263,080

UNITED TECHNOLOGIES
CORP                 Common  913017109   72,051    708,745                                             225,192              483,553

UNITEDHEALTH GROUP
INC                  Common  91324P102   23,845    250,000                                                   0              250,000

UNOCAL CORP          Common  915289102   30,854    500,145                                             113,445              386,700

                                    FORM 13F                     (SEC USE ONLY)

      Name of Reporting Manager          Todd Investment Advisors

                                                                   Item 6:
                                                             Investment Discretion
                     Item 2:            Item 4:   Item 5:  --------------------------                            Item 8:
                      Title   Item 3:    Fair    Shares of       (b) Shared-            Item 7:         Voting Authority ( Shares)
    Item 1:            of      CUSIP    Market   Principal (a) Sole As Defined Shared  Managers        ----------------------------
Name of Issuer        Class   Number    Value      Amount        in Inst. Other       See Inst. V      (a) Sole (b) Shared (c) None
-------------------  ------- --------- --------- --------- -------------------------- -----------      -------- ---------- --------
US BANCORP DEL       Common  902973304       795    27,588                                              12,470              15,118

UST INC              Common  902911106     2,010    38,870                                              23,720              15,150

VERIZON
COMMUNICATIONS       Common  92343V104    50,478 1,421,905                                             374,241           1,047,664

WACHOVIA CORP
2ND NEW              Common  929903102    56,761 1,114,924                                             306,254             808,670

WAL MART
STORES INC           Common  931142103     1,762    35,160                                              23,960              11,200

WALGREEN CO          Common  931422109       598    13,460                                               3,500               9,960

                                         407,185

WELLPOINT INC        Common  94973V107    71,900   573,597                                             202,602             370,995

WELLS FARGO
& CO NEW             Common  949746101    64,002 1,070,260                                             316,385             753,875

WYETH                Common  983024100       526    12,465                                               2,400              10,065

XCEL ENERGY INC      Common  98389B100       851    49,540                                              49,540                   0

                                         137,279

                                       2,218,656